Other commitments and contingencies, concentrations and factors that may affect future operations (Tables)	12 Months Ended
Mar. 31, 2016
Other commitments and contingencies, concentrations and factors that may affect future operations
Schedule of Product Warranty Liability

	Yen in millions
	March 31
	2015	2016
Balance at beginning of year	¥3,036	¥3,982
Addition	1,641	1,382
Utilization	(947)	(1,167)
Foreign exchange impact	252	(182)

Balance at end of year	¥3,982	¥4,015